Current and Non-Current Payables	12 Months Ended
Dec. 31, 2022
CURRENT AND NON-CURRENT PAYABLES
Current and Non-Current Payables

24.  CURRENT AND NON-CURRENT PAYABLES

The detail of trade and other current payables as of December 31, 2022 and 2021 is as follows:

	Current		Non-current
	12-31-2022	12-31-2021	12-31-2022	12-31-2021
Trade payables	ThCh$	ThCh$	ThCh$	ThCh$
Energy suppliers (1)	504,236,945	237,889,432	308,013,985	175,580,989
Fuel and gas suppliers	236,836,190	86,288,004	—	—
Payables for goods and services	354,236,627	193,170,873	487	487
Payables for assets acquisition	443,512,746	396,820,422	161,040	3,730,996
Subtotal Trade Payables	1,538,822,508	914,168,731	308,175,512	179,312,472
Other Payables
Dividends payable to third parties	150,050,339	18,090,436	—	—
Accounts payables to employees	43,184,467	39,207,096	—	—
Other payables	11,835,595	6,858,224	133,350	84,940
Subtotal other current payables	205,070,401	64,155,756	133,350	84,940
Total	1,743,892,909	978,324,487	308,308,862	179,397,412

(1)The non-current portion shows delays in payments for energy purchases of ThCh$308,013,985 as of December 31, 2022, and ThCh$174,373,938 as of December 31, 2021, generated by the temporary electric power pricing stabilization mechanism for customers subject to price regulation, as established in Law No. 21,185 (see Note 9).

The description of the liquidity risk management policy is detailed in Note 22.4.

The details of trade payables, both current and past due as of December 31, 2022 and 2021, are presented in Appendix 3.